UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23053

American Funds Retirement Income Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2018

Steven I. Koszalka

American Funds Retirement Income Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Retirement Income Portfolio SeriesSM Annual report for the year ended October 31, 2018

Portfolios designed
to help address
your retirement
income needs

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive reports in paper will apply to all funds held with American Funds or through your financial intermediary.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

American Funds Retirement Income Portfolio — ConservativeSM strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.

American Funds Retirement Income Portfolio — ModerateSM strives for the balanced accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital.

American Funds Retirement Income Portfolio — EnhancedSM strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2018 (the most recent calendar quarter-end). Returns reflect the maximum 5.75% sales charge. Also shown are the gross and net expense ratios as of the series prospectus dated January 1, 2019 (unaudited):

		Lifetime	Expense
Class A shares	1 year	(since 8/28/15)	ratio

American Funds Retirement Income Portfolio — Conservative	-4.20%	2.97%	0.67%
American Funds Retirement Income Portfolio — Moderate	-2.90	4.42	0.66
American Funds Retirement Income Portfolio — Enhanced	-1.71	5.81	0.68

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Please see americanfunds.com for more information.

American Funds Retirement Income Portfolio Series funds invest in Class R-6 shares of the underlying funds.

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The Retirement Income Portfolio Series investment allocations may not achieve fund objectives, and adequate income through retirement is not guaranteed. There are expenses associated with the underlying funds in addition to fund-of-funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a $10,000 investment

6	About American Funds Retirement Income Portfolio Series

7	Portfolios designed to serve the unique needs of retirees

8	Investment portfolios

11	Financial statements

42	Board of trustees and other officers

Fellow investors:

Due largely to an equity market correction at the tail end of the American Funds Retirement Income Portfolio Series’ fiscal year, the three portfolios posted slightly negative returns for the fiscal year ended October 31, 2018.

The Conservative portfolio declined 1.31% for the period, which included dividends and capital gains totaling 26 cents a share. The fund’s income return was 2.20% for those choosing to reinvest dividends and 2.19% for those taking dividends in cash.

The Moderate portfolio fell 0.84%, which included dividends and capital gains totaling 30 cents a share. The fund’s income return was 2.43% with dividends reinvested and 2.41% for those taking dividends in cash.

Finally, the Enhanced portfolio declined 0.53%, including dividends and capital gains of about 32 cents a share. The fund’s income return was 2.54% with dividends reinvested and 2.52% for investors taking dividends in cash.

By way of comparison, the Standard & Poor’s Target Date Retirement Income Index, the series’ primary benchmark, fell 0.07% for the 12-month period.

About the series

The series was created by the American Funds Portfolio Oversight Committee (“the Committee”), a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee

Results at a glance

For periods ended October 31, 2018, with all distributions reinvested

	Cumulative		Average annual
	total returns		total returns
			Lifetime
	6 months	1 year	(since 8/28/15)

American Funds Retirement Income Portfolio — Conservative (Class A shares)	-0.77%	-1.31%	3.99%
American Funds Retirement Income Portfolio — Moderate (Class A shares)	-0.94	-0.84	5.18
American Funds Retirement Income Portfolio — Enhanced (Class A shares)	-1.31	-0.53	6.32
Standard & Poor’s Target Date Retirement Income Index*	-0.74	-0.07	3.76
Lipper Retirement Income Funds Index†	-1.59	-1.59	3.57

*	The S&P Target Date Retirement Income Index, a component of the S&P Target Date Index Series, has an asset allocation and glide path that represent a market consensus across the universe of target date fund managers. The index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: S&P Dow Jones Indices LLC.
†

The Lipper Retirement Income Funds Index is composed of funds designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

Source: Thomson Reuters Lipper.

American Funds Retirement Income Portfolio Series	1

carefully selects a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Committee regularly monitors each fund in the series. Each portfolio is designed to provide retirement income based on an investor’s risk tolerance and withdrawal rates. To learn more about the three portfolios, see page 6.

The economy

During the series’ fiscal year, the U.S. economy saw strong growth, with the nation’s gross domestic product rising 4.2% in the second quarter of 2018 and 3.5% in the third quarter. The U.S. unemployment rate fell to 3.7% in September, a multi-decade low. Productivity has increased in recent months after lagging other indicators.

Overseas, global economies are likewise growing, though Europe and China struggled over the past year. Individual economies — Venezuela, Turkey and Argentina most notably — have seen considerable difficulty due to domestic issues, while the United Kingdom’s markets and economy are grappling with uncertainty over that nation’s pending departure from the European Union.

Overall, the global economy remains on sound footing, continuing a period of growth which began at the start of the decade. While there are areas of concern — both domestic and global — none of these have yet proven to have the capacity to impede the larger trend, except in limited circumstances.

The stock market

For much of the fiscal year, U.S. equities continued their nine-year rally, but volatility increased dramatically over the historically low levels seen in 2017. These market movements may have alarmed some investors, but in our view they represent a return to normal volatility at this stage of the market cycle. For the series’ fiscal year, the Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, returned 7.35%, with gains for the year impacted by a downturn in late October.

Much of the volatility can be attributed to investor sentiment, as corporate balance sheets generally remain robust. A nascent trade war between the U.S. and China — representative of a new phase in a long-term rivalry between the two nations — along with domestic political issues have certainly contributed to worsening sentiment. It remains to be seen whether those issues and others, most notably the results of the U.S. midterm elections, will weigh on equities going forward.

Overseas, continued worries over trade, Brexit and a general retreat in favor of U.S. equities hurt markets. For the 12 months, the MSCI ACWI (All Country World Index) ex USA, a measure of market results in more than 40 developed and emerging markets countries, lost 8.24%. The MSCI Emerging Markets Index, which measures the index results of more than 20 emerging market countries, declined 12.52%.

The bond market

After a prolonged period during which bond yields maintained historically low levels, the series’ fiscal year finally saw a sustained increase in yields. It appears — barring any economic difficulties — that the U.S. Federal Reserve will continue raising rates, thus putting a floor on yields. The Bloomberg Barclays U.S. Aggregate Index, a broad measure of the investment-grade (rated BBB/Baa and above) bond market, dropped 2.05%, while the benchmark 10-year U.S. Treasury note yielded 3.15% as of October 31, 2018.

Pension funds and corporations alike have benefited from low interest rates for much of this decade, and have taken the opportunity to reduce risk, which should serve them in good stead as the market cycle continues. Likewise, the banking sector has not taken on the kind of risk that led to the 2008 crisis, which should help banks weather future downturns with less difficulty.

The series

With the decline in equity markets at the tail end of the funds’ fiscal year, all three portfolios saw declines. Each portfolio’s focus on dividend income, along with bond holdings, helped mitigate losses.

A year ago, the portfolios saw substantial positive returns, and at that time we urged our shareholders to consult with their financial advisors on how best to use those excess returns to help manage through market volatility. This year’s returns reflect that volatility. We encourage you to adopt

2	American Funds Retirement Income Portfolio Series

a long-term view when thinking of your retirement income strategy.

Moving forward

Overall, the global economy and markets are in the late stages of the current economic cycle. That doesn’t mean that we should expect an equity bear market over the short term, but given the increased volatility seen in 2018, it remains a possibility. We anticipate the upcoming fiscal year to be one of transition, with interest rates likely rising and volatility perhaps more frequent.

As always, we thank you for your continued support, and we look forward to reporting to you again in six months.

Cordially,

Andrew B. Suzman

President

December 7, 2018

For current information about the series, visit americanfunds.com.

American Funds Retirement Income Portfolio Series	3

The value of a $10,000 investment

(for periods ended October 31, 2018, with all distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Retirement Income Fund — Conservative

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2018)*

		Lifetime
	1 year	(since 8/28/15)

Class A shares	-6.98%	2.07%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Retirement Income Fund — Moderate

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2018)*

		Lifetime
	1 year	(since 8/28/15)

Class A shares	-6.56%	3.23%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

4	American Funds Retirement Income Portfolio Series

Retirement Income Fund — Enhanced

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2018)*

		Lifetime
	1 year	(since 8/28/15)

Class A shares	-6.27%	4.35%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more.
[2]	The S&P Target Date Retirement Income Index, a component of the S&P Target Date Index Series, has an asset allocation and glide path that represent a market consensus across the universe of target date fund managers. The index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Source: S&P Dow Jones Indices LLC.
[3]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Please see americanfunds.com for more information.

American Funds Retirement Income Portfolio Series funds invest in Class R-6 shares of the underlying funds.

There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Retirement Income Portfolio Series	5

About American Funds Retirement Income Portfolio Series

A trio of investments intended to help meet the unique needs of retirees

American Funds Retirement Income Portfolio Series was created to address the real income needs of retirees. In developing the funds, we surveyed hundreds of retirees and found that they were not only worried about paying their bills, but also about maintaining an enjoyable retirement lifestyle. Finding an appropriate balance between asset growth and withdrawals was a priority, but preservation of their original nest egg was a factor as well.

We took their concerns to heart, creating three portfolios designed to meet different income needs and to accommodate varying levels of risk tolerance.

•	The Conservative portfolio focuses on capital preservation. That means a higher degree of fixed income investments and a lower recommended withdrawal rate.

•	The Moderate portfolio seeks a balance of withdrawals and longevity with a moderate withdrawal rate and moderate risk of loss.

•	The Enhanced portfolio targets higher asset growth through a larger allocation of equity investments. While its composition makes it more vulnerable to volatility, it offers the potential for greater withdrawals.

Income in retirement

When thinking about retirement income, it shouldn’t be confused with income in the traditional sense of bond returns and dividend payments. Rather, it’s about withdrawals taken from the portfolio as a whole which, in some cases, includes drawing on principal. To offset any declines in bond income and dividends, growth is essential. For this reason, each of the three portfolios includes a flexible mix of equity-income funds. As well as offering the potential to grow assets over time, they can help buffer the portfolios in market downturns.

There are no guarantees in investing, but we believe these portfolios can help our investors pursue a successful retirement while seeking to preserve as much of their initial investment as possible.

Experienced oversight and management

The Portfolio Oversight Committee — a group of seven American Funds portfolio managers with an average of 31* years of investment experience between them — is responsible for monitoring the series. They review each portfolio’s holdings, results and distributions to determine they not only remain aligned with their objectives, but that they can support their suggested withdrawal rates now and in the future.

The committee has spent more than a dozen years managing a variety of multi-fund portfolios, including American Funds Target Date Retirement Series®. All of the members have acted as portfolio managers for one or more of the underlying funds represented in the portfolio series.

*	Portfolio manager years of experience as of the prospectus dated January 1, 2019.

6	American Funds Retirement Income Portfolio Series

Portfolios designed to serve the unique needs of retirees

American Funds Retirement Income Portfolio Series was launched in August 2015 to help retirees generate income to fund their lifestyles in retirement. The three funds are designed to provide income in retirement that balances the need for income with an investor’s risk tolerance.

The members of the Portfolio Oversight Committee monitor the series to keep the funds aligned with their objectives and to determine whether any changes to the underlying fund allocations are needed.

American Funds Retirement Income Portfolio — Conservative

With significant allocations to The Bond Fund of America® and U.S. Government Securities Fund®, this portfolio focuses on preservation of capital, while still seeking to provide current income.

Underlying funds:

5%	American Mutual Fund®
20%	Capital Income Builder®
15%	The Income Fund of America®
10%	American Balanced Fund®
5%	American Funds Global Balanced FundSM
25%	The Bond Fund of America
10%	U.S. Government Securities Fund
5%	American Funds Inflation Linked Bond Fund®
5%	American Funds Mortgage Fund®

American Funds Retirement Income Portfolio — Moderate

The portfolio includes several fixed income funds, but the allocation is weighted toward equity-income funds like Capital Income Builder and The Income Fund of America.

Underlying funds:

5%	American Mutual Fund
25%	Capital Income Builder
25%	The Income Fund of America
15%	American Balanced Fund
5%	American Funds Global Balanced Fund
10%	The Bond Fund of America
5%	American Funds Inflation Linked Bond Fund
5%	American Funds Mortgage Fund
5%	U.S. Government Securities Fund

American Funds Retirement Income Portfolio — Enhanced

With larger allocations to income-focused equity funds, the portfolio has greater potential upside over the long term and greater potential for current income, but likely will result in more volatility.

Underlying funds:

5%	American Mutual Fund
30%	Capital Income Builder
30%	The Income Fund of America
20%	American Balanced Fund
10%	American Funds Global Balanced Fund
5%	American Funds Inflation Linked Bond Fund

American Funds Retirement Income Portfolio Series	7

American Funds Conservative Portfolio

Investment portfolio October 31, 2018

Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	667,927	$27,365

Equity-income and Balanced funds 50%
Capital Income Builder, Class R-6	1,911,416	110,900
The Income Fund of America, Class R-6	3,723,001	83,060
American Balanced Fund, Class R-6	2,060,406	55,219
American Funds Global Balanced Fund, Class R-6	898,582	27,380
		276,559

Fixed income funds 45%
The Bond Fund of America, Class R-6	11,294,146	139,595
U.S. Government Securities Fund, Class R-6	4,298,999	56,747
American Funds Mortgage Fund, Class R-6	2,911,427	28,270
American Funds Inflation Linked Bond Fund, Class R-6	2,966,112	28,267
		252,879

Total investment securities 100% (cost: $564,405,000)		556,803
Other assets less liabilities 0%		(157)

Net assets 100%		$556,646

See notes to financial statements

8	American Funds Retirement Income Portfolio Series

American Funds Moderate Portfolio

Investment portfolio October 31, 2018

Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	922,999	$37,815

Equity-income and Balanced funds 70%
The Income Fund of America, Class R-6	8,564,040	191,063
Capital Income Builder, Class R-6	3,286,952	190,709
American Balanced Fund, Class R-6	4,262,304	114,230
American Funds Global Balanced Fund, Class R-6	1,240,480	37,797
		533,799

Fixed income funds 25%
The Bond Fund of America, Class R-6	6,203,684	76,678
American Funds Mortgage Fund, Class R-6	3,996,469	38,806
U.S. Government Securities Fund, Class R-6	2,938,140	38,783
American Funds Inflation Linked Bond Fund, Class R-6	4,058,317	38,676
		192,943

Total investment securities 100% (cost: $764,902,000)		764,557
Other assets less liabilities 0%		(249)

Net assets 100%		$764,308

See notes to financial statements

American Funds Retirement Income Portfolio Series	9

American Funds Enhanced Portfolio

Investment portfolio October 31, 2018

Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	963,867	$39,490

Equity-income and Balanced funds 90%
The Income Fund of America, Class R-6	10,636,298	237,296
Capital Income Builder, Class R-6	4,089,648	237,281
American Balanced Fund, Class R-6	5,905,321	158,263
American Funds Global Balanced Fund, Class R-6	2,596,010	79,100
		711,940

Fixed income funds 5%
American Funds Inflation Linked Bond Fund, Class R-6	4,206,038	40,083

Total investment securities 100% (cost: $786,900,000)		791,513
Other assets less liabilities 0%		(211)

Net assets 100%		$791,302

See notes to financial statements

10	American Funds Retirement Income Portfolio Series

Financial statements

Statements of assets and liabilities at October 31, 2018	(dollars in thousands)

	Conservative		Moderate	Enhanced
	Portfolio		Portfolio	Portfolio
Assets:
Investment securities, at value:
Unaffiliated issuers	$556,803		$764,557	$791,513
Receivables for:
Sales of fund’s shares	961		917	879
Dividends	512		339	—
Total assets	558,276		765,813	792,392

Liabilities:
Payables for:
Purchases of investments	1,069		882	725
Repurchases of fund’s shares	381		374	163
Services provided by related parties	180		248	201
Trustees’ deferred compensation	—	*	1	1
Total liabilities	1,630		1,505	1,090
Net assets at October 31, 2018	$556,646		$764,308	$791,302

Net assets consist of:
Capital paid in on shares of beneficial interest	$559,499		$755,968	$775,869
Total (accumulated loss) distributable earnings	(2,853)		8,340	15,433
Net assets at October 31, 2018	$556,646		$764,308	$791,302

Investment securities in unaffiliated issuers, at cost	$564,405		$764,902	$786,900

*	Amount less than one thousand.

See notes to financial statements

American Funds Retirement Income Portfolio Series	11

Statements of assets and liabilities at October 31, 2018	(dollars and shares in thousands, except per-share amounts)

		Conservative	Moderate	Enhanced
		Portfolio	Portfolio	Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized
Class A:	Net assets	$370,132	$603,051	$586,169
	Shares outstanding	34,941	55,368	52,308
	Net asset value per share	$10.59	$10.89	$11.21
Class C:	Net assets	$73,293	$77,821	$67,116
	Shares outstanding	6,949	7,175	6,011
	Net asset value per share	$10.55	$10.85	$11.17
Class T:	Net assets	$10	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$10.60	$10.89	$11.21
Class F-1:	Net assets	$10,017	$12,890	$26,176
	Shares outstanding	945	1,183	2,335
	Net asset value per share	$10.60	$10.89	$11.21
Class F-2:	Net assets	$45,306	$62,206	$106,046
	Shares outstanding	4,272	5,702	9,452
	Net asset value per share	$10.61	$10.91	$11.22
Class F-3:	Net assets	$1,108	$4,703	$2,514
	Shares outstanding	105	432	224
	Net asset value per share	$10.60	$10.90	$11.21
Class R-1:	Net assets	$786	$128	$71
	Shares outstanding	74	12	6
	Net asset value per share	$10.58	$10.89	$11.20
Class R-2:	Net assets	$1,071	$1,899	$959
	Shares outstanding	101	175	86
	Net asset value per share	$10.58	$10.86	$11.16
Class R-2E:	Net assets	$11	$11	$11
	Shares outstanding	1	1	1
	Net asset value per share	$10.61	$10.91	$11.23
Class R-3:	Net assets	$1,960	$783	$591
	Shares outstanding	185	72	53
	Net asset value per share	$10.60	$10.88	$11.20
Class R-4:	Net assets	$39,456	$469	$594
	Shares outstanding	3,723	43	53
	Net asset value per share	$10.60	$10.90	$11.21
Class R-5E:	Net assets	$1,580	$11	$11
	Shares outstanding	149	1	1
	Net asset value per share	$10.60	$10.90	$11.22
Class R-5:	Net assets	$11	$13	$11
	Shares outstanding	1	1	1
	Net asset value per share	$10.61	$10.91	$11.23
Class R-6:	Net assets	$11,905	$313	$1,023
	Shares outstanding	1,122	29	91
	Net asset value per share	$10.61	$10.92	$11.23

See notes to financial statements

12	American Funds Retirement Income Portfolio Series

Statements of operations for the year ended October 31, 2018	(dollars in thousands)

	Conservative	Moderate	Enhanced
	Portfolio	Portfolio	Portfolio
Investment income:
Income:
Dividends	$13,672	$19,324	$20,175
Fees and expenses*:
Distribution services	1,861	2,471	2,268
Transfer agent services	231	232	283
Reports to shareholders	16	21	21
Registration statement and prospectus	220	248	241
Trustees’ compensation	2	3	3
Auditing and legal	5	5	5
Custodian	12	12	12
Other	5	7	7

Total fees and expenses before reimbursements	2,352	2,999	2,840
Less reimbursements of fees and expenses:
Transfer agent services reimbursements	— †	— †	— †
Total fees and expenses after reimbursements	2,352	2,999	2,840
Net investment income	11,320	16,325	17,335

Net realized gain and unrealized depreciation:
Net realized loss on sale of investments	(241)	(239)	(240)
Capital gain distributions received	5,551	10,028	12,538
	5,310	9,789	12,298
Net unrealized depreciation	(24,877)	(35,414)	(38,521)
Net realized gain and unrealized depreciation	(19,567)	(25,625)	(26,223)
Net decrease in net assets resulting from operations	$(8,247)	$(9,300)	$(8,888)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements

American Funds Retirement Income Portfolio Series	13

Statements of changes in net assets	(dollars in thousands)

	Conservative		Moderate		Enhanced
	Portfolio		Portfolio		Portfolio
	Year ended October 31		Year ended October 31		Year ended October 31
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income	$11,320	$5,886	$16,325	$9,741	$17,335	$10,349
Net realized gain	5,310	1,180	9,789	2,008	12,298	1,945
Net unrealized (depreciation) appreciation	(24,877)	15,033	(35,414)	31,659	(38,521)	40,033
Net (decrease) increase in net assets resulting from operations	(8,247)	22,099	(9,300)	43,408	(8,888)	52,327

Distributions paid to shareholders*	(11,795)		(17,956)		(19,034)
Dividends from net investment income		(6,140)		(9,896)		(10,344)
Distributions from net realized gain on investments		(323)		(814)		(1,188)
Total dividends and distributions paid to shareholders		(6,463)		(10,710)		(11,532)

Net capital share transactions	149,450	200,685	217,416	227,081	241,671	245,203

Total increase in net assets	129,408	216,321	190,160	259,779	213,749	285,998

Net assets:
Beginning of year	427,238	210,917	574,148	314,369	577,553	291,555
End of year	$556,646	$427,238	$764,308	$574,148	$791,302	$577,553

*	Current year amounts reflect current presentation under new accounting standards.

See notes to financial statements

14	American Funds Retirement Income Portfolio Series

Notes to financial statements

1. Organization

American Funds Retirement Income Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of three funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Conservative Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.
American Funds Moderate Portfolio	Seeks current income, long-term growth of capital and conservation of capital.
American Funds Enhanced Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

American Funds Retirement Income Portfolio Series	15

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2018, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Periodic withdrawal risks — There is no guarantee that the fund will provide adequate income through retirement. The fund is not designed to, and is not expected to, generate distributions that equal a fixed percentage of the fund’s current net asset value per share. An investor taking periodic withdrawals from the fund should not assume that the source of a distribution is dividend or interest income or capital gains; rather, all or a portion of a distribution from the fund may consist of a return of capital. A return of capital is a return of all or part of an investor’s original investment in the fund. The fund’s ability to preserve capital while making periodic distributions to investors is subject to market conditions at the time an investor invests in the fund and during the length of time such investor holds shares of the fund. Even if the fund’s portfolio value grows over time, such growth may be insufficient to enable the fund to make periodic distributions to investors without returning capital to shareholders. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance.

Additionally, as periodic withdrawals by investors will be made from fund assets and investors are generally not expected to reinvest such distributions in additional fund shares, distributions to investors will reduce the amount of assets available for investment by the fund. The fund may suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

16	American Funds Retirement Income Portfolio Series

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following page.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Retirement Income Portfolio Series	17

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain underlying fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and

18	American Funds Retirement Income Portfolio Series

data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2018, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2018, are as follows (dollars in thousands):

	Conservative	Moderate	Enhanced
	Portfolio	Portfolio	Portfolio
Undistributed ordinary income	$552	$240	$235
Undistributed long-term capital gains	4,500	8,763	10,887
Gross unrealized appreciation on investments	5,494	11,203	12,013
Gross unrealized depreciation on investments	(13,397)	(11,865)	(7,701)
Net unrealized appreciation on investments	(7,903)	(662)	4,312
Cost of investments	564,706	765,219	787,201
Reclassification from total accumulated loss/distributable earnings to capital paid in on shares of beneficial interest	951	1,114	1,553

American Funds Retirement Income Portfolio Series	19

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Conservative Portfolio

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$7,471		$558		$8,029		$4,389		$226		$4,615
Class B1							1		—	[2]	1
Class C	1,085		121		1,206		693		53		746
Class T3	—	[2]	—	[2]	—	[2]	—	[2]	—		—	[2]
Class F-1	201		17		218		146		8		154
Class F-2	1,004		68		1,072		541		26		567
Class F-3[4]	16		1		17		1		—		1
Class R-1	11		1		12		5		—	[2]	5
Class R-2	14		1		15		9		1		10
Class R-2E	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class R-3	32		3		35		23		1		24
Class R-4	808		69		877		184		—	[2]	184
Class R-5E	37		3		40		9		—	[2]	9
Class R-5	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class R-6	260		14		274		139		8		147
Total	$10,939		$856		$11,795		$6,140		$323		$6,463

Moderate Portfolio

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$13,391		$1,301		$14,692		$8,183		$660		$8,843
Class B1							1		—	[2]	1
Class C	1,292		187		1,479		876		101		977
Class T3	—	[2]	—	[2]	—	[2]	—	[2]	—		—	[2]
Class F-1	317		33		350		233		18		251
Class F-2	1,207		105		1,312		584		35		619
Class F-3[4]	60		2		62		3		—		3
Class R-1	2		—	[2]	2		2		—	[2]	2
Class R-2	26		3		29		6		—	[2]	6
Class R-2E	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class R-3	13		1		14		4		—	[2]	4
Class R-4	10		1		11		4		—	[2]	4
Class R-5E	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class R-5	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class R-6	5		—	[2]	5		—	[2]	—	[2]	—	[2]
Total	$16,323		$1,633		$17,956		$9,896		$814		$10,710

20	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$12,973		$1,321		$14,294		$7,837		$881		$8,718
Class B1							—	[2]	—	[2]	—	[2]
Class C	1,160		176		1,336		813		130		943
Class T3	—	[2]	—	[2]	—	[2]	—	[2]	—		—	[2]
Class F-1	566		59		625		388		51		439
Class F-2	2,446		223		2,669		1,270		122		1,392
Class F-3[4]	44		3		47		6		—		6
Class R-1	1		—	[2]	1		1		—	[2]	1
Class R-2	18		2		20		8		1		9
Class R-2E	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class R-3	9		1		10		6		1		7
Class R-4	12		1		13		11		2		13
Class R-5E	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class R-5	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class R-6	18		1		19		4		—	[2]	4
Total	$17,247		$1,787		$19,034		$10,344		$1,188		$11,532

[1]	Class B shares were fully liquidated on May 5, 2017.
[2]	Amount less than one thousand.
[3]	Class T shares began investment operations on April 7, 2017.
[4]	Class F-3 shares began investment operations on January 27, 2017.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to

American Funds Retirement Income Portfolio Series	21

the extent that the overall annual expense limit is not exceeded. As of October 31, 2018, unreimbursed expenses subject to reimbursement for the funds’ Class A shares were as follows (dollars in thousands):

Class A
Conservative Portfolio	$29
Moderate Portfolio	—
Enhanced Portfolio	144

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

22	American Funds Retirement Income Portfolio Series

Class-specific expenses under the distribution services and transfer agent services agreements for the year ended October 31, 2018, were as follows:

Conservative Portfolio

Share class	Distribution services	Transfer agent services
Class A	$1,015	$102
Class C	707	22
Class T	—	—	*
Class F-1	24	10
Class F-2	Not applicable	45
Class F-3	Not applicable	—	*
Class R-1	7	1
Class R-2	6	1
Class R-2E	—	—	*
Class R-3	9	2
Class R-4	93	45
Class R-5E	Not applicable	2
Class R-5	Not applicable	—	*
Class R-6	Not applicable	1
Total class-specific expenses	$1,861	$231

Moderate Portfolio

Share class	Distribution services	Transfer agent services
Class A	$1,675	$147
Class C	747	20
Class T	—	—	*
Class F-1	34	14
Class F-2	Not applicable	48
Class F-3	Not applicable	—	*
Class R-1	1	—	*
Class R-2	10	2
Class R-2E	—	—	*
Class R-3	3	1
Class R-4	1	—	*
Class R-5E	Not applicable	—	*
Class R-5	Not applicable	—	*
Class R-6	Not applicable	—	*
Total class-specific expenses	$2,471	$232

Enhanced Portfolio

Share class	Distribution services		Transfer agent services
Class A	$1,562		$139
Class C	639		18
Class T	—		—	*
Class F-1	58		24
Class F-2	Not applicable		101
Class F-3	Not applicable		—	*
Class R-1	—	*	—	*
Class R-2	6		1
Class R-2E	—		—	*
Class R-3	2		—	*
Class R-4	1		—	*
Class R-5E	Not applicable		—	*
Class R-5	Not applicable		—	*
Class R-6	Not applicable		—	*
Total class-specific expenses	$2,268		$283

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

American Funds Retirement Income Portfolio Series	23

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2018, as follows (dollars in thousands):

	Purchases	Sales
Conservative Portfolio	$171,565	$16,987
Moderate Portfolio	234,969	9,129
Enhanced Portfolio	264,061	11,465

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Conservative Portfolio

	Sales[1]				Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$174,156		15,934		$7,960		733		$(76,043)	(6,978)	$106,073	9,689
Class C	30,576		2,808		1,194		110		(16,259)	(1,497)	15,511	1,421
Class T	—		—		—		—		—	—	—	—
Class F-1	5,422		497		218		20		(4,536)	(416)	1,104	101
Class F-2	30,109		2,763		1,059		97		(17,288)	(1,585)	13,880	1,275
Class F-3	1,124		103		16		2		(78)	(7)	1,062	98
Class R-1	372		34		10		1		(9)	(1)	373	34
Class R-2	572		53		15		1		(88)	(8)	499	46
Class R-2E	—	[2]	—	[2]	—		—		— [2]	— [2]	—	—
Class R-3	2,160		199		35		3		(1,703)	(159)	492	43
Class R-4	18,076		1,658		877		81		(13,319)	(1,220)	5,634	519
Class R-5E	487		45		40		4		(391)	(37)	136	12
Class R-5	—		—		—		—		—	—	—	—
Class R-6	6,133		560		274		25		(1,721)	(158)	4,686	427
Total net increase (decrease)	$269,187		24,654		$11,698		1,077		$(131,435)	(12,066)	$149,450	13,665

Year ended October 31, 2017

Class A	$157,380		14,676		$4,563		428		$(44,206)	(4,145)	$117,737	10,959
Class B3	1		—	[2]	1		—	[2]	(128)	(12)	(126)	(12)
Class C	33,615		3,153		741		70		(10,099)	(949)	24,257	2,274
Class T4	10		1		—		—		—	—	10	1
Class F-1	5,990		558		154		15		(2,381)	(223)	3,763	350
Class F-2	22,394		2,092		558		52		(6,236)	(581)	16,716	1,563
Class F-3[5]	77		7		—	[2]	—	[2]	—	—	77	7
Class R-1	206		20		4		—		(135)	(13)	75	7
Class R-2	159		15		10		1		(87)	(9)	82	7
Class R-2E	—		—		—		—		—	—	—	—
Class R-3	462		43		24		2		(23)	(1)	463	44
Class R-4	36,234		3,343		185		17		(1,975)	(182)	34,444	3,178
Class R-5E	1,702		156		9		1		(235)	(21)	1,476	136
Class R-5	—		—		—		—		—	—	—	—
Class R-6	2,867		265		147		14		(1,303)	(123)	1,711	156
Total net increase (decrease)	$261,097		24,329		$6,396		600		$(66,808)	(6,259)	$200,685	18,670

24	American Funds Retirement Income Portfolio Series

Moderate Portfolio

	Sales[1]				Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount		Shares

Year ended October 31, 2018

Class A	$246,308		21,856		$14,589		1,302		$(93,859)	(8,375)	$167,038		14,783
Class C	29,881		2,662		1,474		132		(15,698)	(1,402)	15,657		1,392
Class T	—		—		—		—		—	—	—		—
Class F-1	5,749		507		350		31		(4,343)	(386)	1,756		152
Class F-2	39,932		3,562		1,289		115		(14,653)	(1,302)	26,568		2,375
Class F-3	4,683		416		58		5		(220)	(19)	4,521		402
Class R-1	41		4		2		—	[2]	(48)	(4)	(5)		—	[2]
Class R-2	1,129		101		29		3		(57)	(5)	1,101		99
Class R-2E	—		—		—		—		—	—	—		—
Class R-3	309		28		14		1		(1)	— [2]	322		29
Class R-4	175		15		10		1		(38)	(3)	147		13
Class R-5E	—		—		—		—		—	—	—		—
Class R-5	—	[2]	—		—	[2]	—	[2]	— [2]	— [2]	—	[2]	—	[2]
Class R-6	327		29		4		1		(20)	(2)	311		28
Total net increase (decrease)	$328,534		29,180		$17,819		1,591		$(128,937)	(11,498)	$217,416		19,273

Year ended October 31, 2017

Class A	$227,701		20,921		$8,766		809		$(56,371)	(5,145)	$180,096		16,585
Class B3	6		1		1		—	[2]	(147)	(14)	(140)		(13)
Class C	31,692		2,931		970		90		(11,089)	(1,019)	21,573		2,002
Class T4	10		1		—		—		—	—	10		1
Class F-1	8,953		821		252		23		(7,657)	(704)	1,548		140
Class F-2	26,232		2,395		593		54		(4,788)	(441)	22,037		2,008
Class F-3[5]	411		37		2		—	[2]	(81)	(7)	332		30
Class R-1	100		9		2		—	[2]	(35)	(3)	67		6
Class R-2	837		76		6		—	[2]	(51)	(5)	792		71
Class R-2E	—		—		—		—		—	—	—		—
Class R-3	469		42		3		—	[2]	— [2]	— [2]	472		42
Class R-4	289		27		4		—	[2]	(1)	— [2]	292		27
Class R-5E	—		—		—		—		—	—	—		—
Class R-5	2		—	[2]	—	[2]	—	[2]	— [2]	— [2]	2		—	[2]
Class R-6	—	[2]	—	[2]	—	[2]	—	[2]	— [2]	— [2]	—	[2]	—	[2]
Total net increase (decrease)	$296,702		27,261		$10,599		976		$(80,220)	(7,338)	$227,081		20,899

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	25

Enhanced Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$249,555	21,468	$13,961		1,207		$(82,540)	(7,112)	$180,976	15,563
Class C	25,482	2,197	1,332		115		(16,293)	(1,404)	10,521	908
Class T	—	—	—		—		—	—	—	—
Class F-1	11,267	967	624		54		(4,120)	(355)	7,771	666
Class F-2	74,632	6,414	2,668		230		(38,221)	(3,290)	39,079	3,354
Class F-3	1,953	167	46		4		(199)	(17)	1,800	154
Class R-1	22	2	1		—	[2]	(9)	(1)	14	1
Class R-2	493	42	20		2		(190)	(17)	323	27
Class R-2E	—	—	—		—		—	—	—	—
Class R-3	453	39	9		1		(134)	(11)	328	29
Class R-4	209	18	13		1		(1)	— [2]	221	19
Class R-5E	—	—	—		—		—	—	—	—
Class R-5	—	—	—		—		—	—	—	—
Class R-6	645	56	19		2		(26)	(3)	638	55
Total net increase (decrease)	$364,711	31,370	$18,693		1,616		$(141,733)	(12,210)	$241,671	20,776

Year ended October 31, 2017

Class A	$216,803	19,588	$8,515		772		$(44,976)	(4,045)	$180,342	16,315
Class B3	7	1	—	[2]	—	[2]	(37)	(4)	(30)	(3)
Class C	31,359	2,850	939		86		(8,846)	(799)	23,452	2,137
Class T4	10	1	—		—		—	—	10	1
Class F-1	13,483	1,235	439		40		(12,998)	(1,208)	924	67
Class F-2	45,903	4,144	1,389		125		(8,239)	(741)	39,053	3,528
Class F-3[5]	861	76	6		—	[2]	(75)	(6)	792	70
Class R-1	23	2	1		—	[2]	—	—	24	2
Class R-2	423	37	8		2		(10)	(1)	421	38
Class R-2E	—	—	—		—		—	—	—	—
Class R-3	10	1	7		—	[2]	(35)	(3)	(18)	(2)
Class R-4	209	19	13		1		(370)	(33)	(148)	(13)
Class R-5E	—	—	—		—		—	—	—	—
Class R-5	—	—	—		—		—	—	—	—
Class R-6	471	42	3		—	[2]	(93)	(8)	381	34
Total net increase (decrease)	$309,562	27,996	$11,320		1,026		$(75,679)	(6,848)	$245,203	22,174

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B shares were fully liquidated on May 5, 2017.
[4]	Class T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

26	American Funds Retirement Income Portfolio Series

Financial highlights

Conservative Portfolio

		(Loss) income from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2018	$10.99	$.25		$(.39)	$(.14)	$(.24)	$(.02)	$(.26)	$10.59	(1.31)%		$370		.38%		.38%		.67%		2.28%
10/31/2017	10.43	.22		.58	.80	(.23)	(.01)	(.24)	10.99	7.83		277		.40		.36		.65		2.08
10/31/2016	10.21	.21		.22	.43	(.21)	—	(.21)	10.43	4.23		149		.54		.38		.68		2.03
10/31/2015[6,7]	10.00	.02		.19	.21	—	—	—	10.21	2.10	[8]	9		.14	[8]	.09	[8]	.39	[8]	.17	[8]
Class C:
10/31/2018	10.94	.17		(.37)	(.20)	(.17)	(.02)	(.19)	10.55	(1.89)		73		1.08		1.08		1.37		1.59
10/31/2017	10.39	.15		.57	.72	(.16)	(.01)	(.17)	10.94	7.04		60		1.12		1.09		1.38		1.37
10/31/2016	10.20	.14		.21	.35	(.16)	—	(.16)	10.39	3.46		34		1.24		1.08		1.38		1.35
10/31/2015[6,7]	10.00	—	[9]	.20	.20	—	—	—	10.20	2.00	[8]	2		.26	[8]	.21	[8]	.51	[8]	.04	[8]
Class T:
10/31/2018	10.99	.28		(.38)	(.10)	(.27)	(.02)	(.29)	10.60	(.95)[10]		—	[11]	.09	[10]	.09	[10]	.38	[10]	2.59	[10]
10/31/2017[6,12]	10.61	.13		.37	.50	(.12)	—	(.12)	10.99	4.76	[8,10]	—	[11]	.11	[10,13]	.06	[10,13]	.35	[10,13]	2.09	[10,13]
Class F-1:
10/31/2018	10.99	.25		(.38)	(.13)	(.24)	(.02)	(.26)	10.60	(1.26)		10		.40		.40		.69		2.28
10/31/2017	10.43	.22		.58	.80	(.23)	(.01)	(.24)	10.99	7.78		9		.45		.41		.70		2.03
10/31/2016	10.21	.21		.22	.43	(.21)	—	(.21)	10.43	4.24		5		.54		.39		.69		2.05
10/31/2015[6,7]	10.00	.01		.20	.21	—	—	—	10.21	2.10	[8]	—	[11]	.18	[8]	.10	[8]	.40	[8]	.11	[8]
Class F-2:
10/31/2018	11.00	.28		(.39)	(.11)	(.26)	(.02)	(.28)	10.61	(1.01)		45		.16		.16		.45		2.52
10/31/2017	10.44	.24		.58	.82	(.25)	(.01)	(.26)	11.00	8.02		33		.20		.17		.46		2.27
10/31/2016	10.21	.22		.24	.46	(.23)	—	(.23)	10.44	4.53		15		.28		.15		.45		2.11
10/31/2015[6,7]	10.00	.03		.18	.21	—	—	—	10.21	2.10	[8]	—	[11]	.11	[8]	.05	[8]	.35	[8]	.25	[8]
Class F-3:
10/31/2018	10.99	.29		(.39)	(.10)	(.27)	(.02)	(.29)	10.60	(.92)		1		.05		.05		.34		2.67
10/31/2017[6,14]	10.49	.13		.55	.68	(.18)	—	(.18)	10.99	6.49	[8]	—	[11]	.15	[13]	.05	[13]	.34	[13]	1.58	[13]
Class R-1:
10/31/2018	10.98	.17		(.38)	(.21)	(.17)	(.02)	(.19)	10.58	(1.96)		1		1.14		1.14		1.43		1.57
10/31/2017	10.42	.13		.58	.71	(.14)	(.01)	(.15)	10.98	6.96		—	[11]	1.18		1.15		1.44		1.23
10/31/2016	10.21	.14		.24	.38	(.17)	—	(.17)	10.42	3.77		—	[11]	1.21		1.08		1.38		1.38
10/31/2015[6,7]	10.00	.06		.15	.21	—	—	—	10.21	2.10	[8,10]	—	[11]	.08	[8,10]	.05	[8,10]	.35	[8,10]	.53	[8,10]
Class R-2:
10/31/2018	10.98	.19		(.38)	(.19)	(.19)	(.02)	(.21)	10.58	(1.79)		1		.92		.92		1.21		1.72
10/31/2017	10.42	.17		.58	.75	(.18)	(.01)	(.19)	10.98	7.27		1		.90		.87		1.16		1.59
10/31/2016	10.21	.16		.24	.40	(.19)	—	(.19)	10.42	3.93		—	[11]	1.05		.96		1.26		1.56
10/31/2015[6,7]	10.00	.05		.16	.21	—	—	—	10.21	2.10	[8,10]	—	[11]	.09	[8,10]	.06	[8,10]	.36	[8,10]	.52	[8,10]
Class R-2E:
10/31/2018	11.01	.26		(.38)	(.12)	(.26)	(.02)	(.28)	10.61	(1.17)[10]		—	[11]	.37	[10]	.28	[10]	.57	[10]	2.39	[10]
10/31/2017	10.44	.25		.58	.83	(.25)	(.01)	(.26)	11.01	8.09	[10]	—	[11]	.38	[10]	.14	[10]	.43	[10]	2.34	[10]
10/31/2016	10.21	.22		.21	.43	(.20)	—	(.20)	10.44	4.28	[10]	—	[11]	.61	[10]	.33	[10]	.63	[10]	2.16	[10]
10/31/2015[6,7]	10.00	.06		.15	.21	—	—	—	10.21	2.10	[8,10]	—	[11]	.08	[8,10]	.05	[8,10]	.35	[8,10]	.53	[8,10]
Class R-3:
10/31/2018	10.99	.21		(.37)	(.16)	(.21)	(.02)	(.23)	10.60	(1.52)		2		.69		.69		.98		1.92
10/31/2017	10.44	.18		.58	.76	(.20)	(.01)	(.21)	10.99	7.36		2		.73		.70		.99		1.72
10/31/2016	10.21	.17		.25	.42	(.19)	—	(.19)	10.44	4.18		1		.76		.68		.98		1.66
10/31/2015[6,7]	10.00	.06		.15	.21	—	—	—	10.21	2.10	[8,10]	—	[11]	.08	[8,10]	.05	[8,10]	.35	[8,10]	.53	[8,10]
Class R-4:
10/31/2018	10.99	.24		(.37)	(.13)	(.24)	(.02)	(.26)	10.60	(1.26)		40		.42		.42		.71		2.23
10/31/2017	10.44	.18		.62	.80	(.24)	(.01)	(.25)	10.99	7.77		35		.34		.28		.57		1.65
10/31/2016	10.21	.23		.20	.43	(.20)	—	(.20)	10.44	4.30		—	[11]	.48		.38		.68		2.18
10/31/2015[6,7]	10.00	.06		.15	.21	—	—	—	10.21	2.10	[8,10]	—	[11]	.08	[8,10]	.05	[8,10]	.35	[8,10]	.53	[8,10]

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	27

Financial highlights (continued)

Conservative Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-5E:
10/31/2018	$10.99	$.27	$(.38)	$(.11)	$(.26)	$(.02)	$(.28)	$10.60	(1.06)%		$2		.20%		.20%		.49%		2.46%
10/31/2017	10.43	.22	.60	.82	(.25)	(.01)	(.26)	10.99	8.02		2		.21		.13		.42		2.00
10/31/2016[6,15]	10.17	.23	.24	.47	(.21)	—	(.21)	10.43	4.72	[8]	—	[11]	.50	[13]	.26	[13]	.56	[13]	2.32	[13]
Class R-5:
10/31/2018	11.01	.28	(.39)	(.11)	(.27)	(.02)	(.29)	10.61	(1.06)[10]		—	[11]	.28	[10]	.12	[10]	.41	[10]	2.55	[10]
10/31/2017	10.44	.24	.58	.82	(.24)	(.01)	(.25)	11.01	8.05		—	[11]	.44		.20		.49		2.28
10/31/2016	10.21	.22	.21	.43	(.20)	—	(.20)	10.44	4.27		—	[11]	.58		.34		.64		2.15
10/31/2015[6,7]	10.00	.06	.15	.21	—	—	—	10.21	2.10	[8]	—	[11]	.08	[8]	.04	[8]	.34	[8]	.53	[8]
Class R-6:
10/31/2018	11.00	.28	(.38)	(.10)	(.27)	(.02)	(.29)	10.61	(.93)		12		.06		.06		.35		2.59
10/31/2017	10.44	.25	.58	.83	(.26)	(.01)	(.27)	11.00	8.11		8		.10		.07		.36		2.38
10/31/2016	10.21	.25	.20	.45	(.22)	—	(.22)	10.44	4.43		6		.14		.06		.36		2.40
10/31/2015[6,7]	10.00	.06	.15	.21	—	—	—	10.21	2.10	[8]	—	[11]	.07	[8]	.04	[8]	.34	[8]	.53	[8]

28	American Funds Retirement Income Portfolio Series

Moderate Portfolio

		(Loss) income from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2018	$11.28	$.27		$(.36)	$(.09)	$(.27)	$(.03)	$(.30)	$10.89	(.84)%		$603		.37%		.37%		.66%		2.40%
10/31/2017	10.48	.25		.82	1.07	(.25)	(.02)	(.27)	11.28	10.40		458		.40		.39		.69		2.28
10/31/2016	10.26	.24		.22	.46	(.24)	—	(.24)	10.48	4.50		251		.47		.38		.69		2.31
10/31/2015[6,7]	10.00	.01		.25	.26	—	—	—	10.26	2.60	[8]	15		.13	[8]	.09	[8]	.40	[8]	.08	[8]
Class C:
10/31/2018	11.24	.19		(.36)	(.17)	(.19)	(.03)	(.22)	10.85	(1.52)		78		1.07		1.07		1.36		1.71
10/31/2017	10.44	.17		.83	1.00	(.18)	(.02)	(.20)	11.24	9.72		65		1.10		1.09		1.39		1.57
10/31/2016	10.25	.17		.21	.38	(.19)	—	(.19)	10.44	3.74		39		1.17		1.08		1.39		1.62
10/31/2015[6,7]	10.00	—	[9]	.25	.25	—	—	—	10.25	2.50	[8]	1		.24	[8]	.20	[8]	.51	[8]	—	[8,16]
Class T:
10/31/2018	11.28	.31		(.37)	(.06)	(.30)	(.03)	(.33)	10.89	(.57)[10]		—	[11]	.08	[10]	.08	[10]	.37	[10]	2.72	[10]
10/31/2017[6,12]	10.79	.14		.48	.62	(.13)	—	(.13)	11.28	5.80	[8,10]	—	[11]	.09	[10,13]	.08	[10,13]	.38	[10,13]	2.20	[10,13]
Class F-1:
10/31/2018	11.28	.27		(.36)	(.09)	(.27)	(.03)	(.30)	10.89	(.89)		13		.39		.39		.68		2.40
10/31/2017	10.47	.25		.83	1.08	(.25)	(.02)	(.27)	11.28	10.46		12		.42		.41		.71		2.26
10/31/2016	10.27	.25		.19	.44	(.24)	—	(.24)	10.47	4.32		9		.48		.39		.70		2.37
10/31/2015[6,7]	10.00	.05		.22	.27	—	—	—	10.27	2.70	[8]	—	[11]	.12	[8]	.08	[8]	.39	[8]	.46	[8]
Class F-2:
10/31/2018	11.29	.29		(.35)	(.06)	(.29)	(.03)	(.32)	10.91	(.55)		62		.15		.15		.44		2.58
10/31/2017	10.49	.27		.82	1.09	(.27)	(.02)	(.29)	11.29	10.62		38		.17		.16		.46		2.44
10/31/2016	10.27	.26		.21	.47	(.25)	—	(.25)	10.49	4.68		14		.24		.15		.46		2.44
10/31/2015[6,7]	10.00	.01		.26	.27	—	—	—	10.27	2.70	[8]	1		.09	[8]	.04	[8]	.35	[8]	.07	[8]
Class F-3:
10/31/2018	11.28	.31		(.36)	(.05)	(.30)	(.03)	(.33)	10.90	(.45)		5		.04		.04		.33		2.72
10/31/2017[6,14]	10.65	.20		.62	.82	(.19)	—	(.19)	11.28	7.80	[8]	—	[11]	.09	[13]	.06	[13]	.36	[13]	2.37	[13]
Class R-1:
10/31/2018	11.27	.19		(.35)	(.16)	(.19)	(.03)	(.22)	10.89	(1.45)[10]		—	[11]	1.05	[10]	1.05	[10]	1.34	[10]	1.65	[10]
10/31/2017	10.47	.18		.82	1.00	(.18)	(.02)	(.20)	11.27	9.69	[10]	—	[11]	1.08	[10]	1.07	[10]	1.37	[10]	1.64	[10]
10/31/2016	10.27	.18		.20	.38	(.18)	—	(.18)	10.47	3.77	[10]	—	[11]	1.08	[10]	.95	[10]	1.26	[10]	1.72	[10]
10/31/2015[6,7]	10.00	.05		.22	.27	—	—	—	10.27	2.70	[8,10]	—	[11]	.14	[8,10]	.09	[8,10]	.40	[8,10]	.45	[8,10]
Class R-2:
10/31/2018	11.26	.20		(.35)	(.15)	(.22)	(.03)	(.25)	10.86	(1.37)		2		.94		.94		1.23		1.81
10/31/2017	10.48	.22		.80	1.02	(.22)	(.02)	(.24)	11.26	9.91		1		.88		.87		1.17		1.97
10/31/2016	10.26	.21		.24	.45	(.23)	—	(.23)	10.48	4.43	[10]	—	[11]	.75	[10]	.64	[10]	.95	[10]	2.00	[10]
10/31/2015[6,7]	10.00	.06		.20	.26	—	—	—	10.26	2.60	[8,10]	—	[11]	.09	[8,10]	.06	[8,10]	.37	[8,10]	.59	[8,10]
Class R-2E:
10/31/2018	11.30	.29		(.36)	(.07)	(.29)	(.03)	(.32)	10.91	(.66)[10]		—	[11]	.29	[10]	.20	[10]	.49	[10]	2.59	[10]
10/31/2017	10.49	.28		.82	1.10	(.27)	(.02)	(.29)	11.30	10.68	[10]	—	[11]	.36	[10]	.15	[10]	.45	[10]	2.54	[10]
10/31/2016	10.27	.25		.20	.45	(.23)	—	(.23)	10.49	4.45	[10]	—	[11]	.50	[10]	.32	[10]	.63	[10]	2.42	[10]
10/31/2015[6,7]	10.00	.06		.21	.27	—	—	—	10.27	2.70	[8,10]	—	[11]	.07	[8,10]	.05	[8,10]	.36	[8,10]	.61	[8,10]
Class R-3:
10/31/2018	11.27	.24		(.36)	(.12)	(.24)	(.03)	(.27)	10.88	(1.10)		1		.65		.65		.94		2.14
10/31/2017	10.49	.21		.85	1.06	(.26)	(.02)	(.28)	11.27	10.29		—	[11]	.67		.65		.95		1.91
10/31/2016	10.27	.26		.20	.46	(.24)	—	(.24)	10.49	4.52	[10]	—	[11]	.39	[10]	.25	[10]	.56	[10]	2.49	[10]
10/31/2015[6,7]	10.00	.06		.21	.27	—	—	—	10.27	2.70	[8,10]	—	[11]	.07	[8,10]	.04	[8,10]	.35	[8,10]	.61	[8,10]
Class R-4:
10/31/2018	11.29	.27		(.36)	(.09)	(.27)	(.03)	(.30)	10.90	(.80)		—	[11]	.35		.35		.64		2.36
10/31/2017	10.48	.25		.84	1.09	(.26)	(.02)	(.28)	11.29	10.60		—	[11]	.33		.31		.61		2.27
10/31/2016	10.27	.22		.22	.44	(.23)	—	(.23)	10.48	4.35	[10]	—	[11]	.49	[10]	.38	[10]	.69	[10]	2.17	[10]
10/31/2015[6,7]	10.00	.06		.21	.27	—	—	—	10.27	2.70	[8,10]	—	[11]	.07	[8,10]	.04	[8,10]	.35	[8,10]	.61	[8,10]

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	29

Financial highlights (continued)

Moderate Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-5E:
10/31/2018	$11.29	$.30	$(.37)	$(.07)	$(.29)	$(.03)	$(.32)	$10.90	(.65)%[10]		$—	[11]	.18%[10]		.15%[10]		.44%[10]		2.64%[10]
10/31/2017	10.48	.28	.82	1.10	(.27)	(.02)	(.29)	11.29	10.73		—	[11]	.28		.14		.44		2.54
10/31/2016[6,15]	10.23	.25	.24	.49	(.24)	—	(.24)	10.48	4.88	[8]	—	[11]	.40	[13]	.26	[13]	.57	[13]	2.61	[13]
Class R-5:
10/31/2018	11.30	.30	(.36)	(.06)	(.30)	(.03)	(.33)	10.91	(.60)		—	[11]	.34		.11		.40		2.68
10/31/2017	10.49	.27	.82	1.09	(.26)	(.02)	(.28)	11.30	10.62		—	[11]	.41		.21		.51		2.47
10/31/2016	10.27	.25	.20	.45	(.23)	—	(.23)	10.49	4.44		—	[11]	.48		.34		.65		2.40
10/31/2015[6,7]	10.00	.06	.21	.27	—	—	—	10.27	2.70	[8]	—	[11]	.07	[8]	.04	[8]	.35	[8]	.61	[8]
Class R-6:
10/31/2018	11.30	.31	(.36)	(.05)	(.30)	(.03)	(.33)	10.92	(.46)		—	[11]	.09		.05		.34		2.76
10/31/2017	10.49	.28	.83	1.11	(.28)	(.02)	(.30)	11.30	10.82		—	[11]	.08		.07		.37		2.61
10/31/2016	10.27	.26	.20	.46	(.24)	—	(.24)	10.49	4.54		—	[11]	.34		.21		.52		2.53
10/31/2015[6,7]	10.00	.06	.21	.27	—	—	—	10.27	2.70	[8]	—	[11]	.07	[8]	.04	[8]	.35	[8]	.61	[8]

30	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

		(Loss) income from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2018	$11.59	$.29		$(.35)	$(.06)	$(.29)	$(.03)	$(.32)	$11.21	(.53)%		$586		.37%		.37%		.68%		2.51%
10/31/2017	10.54	.27		1.09	1.36	(.27)	(.04)	(.31)	11.59	13.07		426		.40		.39		.71		2.43
10/31/2016	10.33	.27		.19	.46	(.25)	—	(.25)	10.54	4.55		215		.48		.38		.70		2.54
10/31/2015[6,7]	10.00	—	[9]	.33	.33	—	—	—	10.33	3.30	[8]	19		.11	[8]	.09	[8]	.42	[8]	—	[8,16]
Class C:
10/31/2018	11.55	.21		(.35)	(.14)	(.21)	(.03)	(.24)	11.17	(1.22)		67		1.07		1.07		1.38		1.82
10/31/2017	10.51	.19		1.09	1.28	(.20)	(.04)	(.24)	11.55	12.28		59		1.10		1.09		1.41		1.73
10/31/2016	10.32	.20		.19	.39	(.20)	—	(.20)	10.51	3.83		31		1.19		1.09		1.41		1.89
10/31/2015[6,7]	10.00	(.01)		.33	.32	—	—	—	10.32	3.20	[8]	3		.23	[8]	.20	[8]	.53	[8]	(.08)[8]
Class T:
10/31/2018	11.59	.33		(.36)	(.03)	(.32)	(.03)	(.35)	11.21	(.26)[10]		—	[11]	.08	[10]	.08	[10]	.39	[10]	2.83	[10]
10/31/2017[6,12]	10.98	.15		.60	.75	(.14)	—	(.14)	11.59	6.90	[8,10]	—	[11]	.09	[10,13]	.08	[10,13]	.40	[10,13]	2.30	[10,13]
Class F-1:
10/31/2018	11.59	.29		(.35)	(.06)	(.29)	(.03)	(.32)	11.21	(.56)		26		.40		.40		.71		2.48
10/31/2017	10.54	.26		1.09	1.35	(.26)	(.04)	(.30)	11.59	13.01		19		.43		.42		.74		2.37
10/31/2016	10.33	.25		.21	.46	(.25)	—	(.25)	10.54	4.55		17		.48		.39		.71		2.34
10/31/2015[6,7]	10.00	.03		.30	.33	—	—	—	10.33	3.30	[8]	1		.10	[8]	.08	[8]	.41	[8]	.26	[8]
Class F-2:
10/31/2018	11.60	.31		(.34)	(.03)	(.32)	(.03)	(.35)	11.22	(.32)		106		.15		.15		.46		2.68
10/31/2017	10.55	.29		1.09	1.38	(.29)	(.04)	(.33)	11.60	13.29		71		.18		.17		.49		2.64
10/31/2016	10.33	.28		.21	.49	(.27)	—	(.27)	10.55	4.82		27		.25		.15		.47		2.63
10/31/2015[6,7]	10.00	—	[9]	.33	.33	—	—	—	10.33	3.30	[8]	2		.07	[8]	.04	[8]	.37	[8]	.04	[8]
Class F-3:
10/31/2018	11.59	.34		(.36)	(.02)	(.33)	(.03)	(.36)	11.21	(.23)		2		.05		.05		.36		2.94
10/31/2017[6,14]	10.81	.22		.77	.99	(.21)	—	(.21)	11.59	9.22	[8]	1		.10	[13]	.07	[13]	.39	[13]	2.56	[13]
Class R-1:
10/31/2018	11.59	.23		(.37)	(.14)	(.22)	(.03)	(.25)	11.20	(1.19)[10]		—	[11]	.98	[10]	.97	[10]	1.28	[10]	2.00	[10]
10/31/2017	10.54	.21		1.11	1.32	(.23)	(.04)	(.27)	11.59	12.62	[10]	—	[11]	.90	[10]	.84	[10]	1.16	[10]	1.92	[10]
10/31/2016	10.33	.22		.25	.47	(.26)	—	(.26)	10.54	4.59	[10]	—	[11]	.55	[10]	.43	[10]	.75	[10]	2.10	[10]
10/31/2015[6,7]	10.00	.07		.26	.33	—	—	—	10.33	3.30	[8,10]	—	[11]	.06	[8,10]	.04	[8,10]	.37	[8,10]	.67	[8,10]
Class R-2:
10/31/2018	11.56	.22		(.35)	(.13)	(.24)	(.03)	(.27)	11.16	(1.12)		1		.89		.89		1.20		1.90
10/31/2017	10.52	.19		1.12	1.31	(.23)	(.04)	(.27)	11.56	12.57		1		.88		.87		1.19		1.70
10/31/2016	10.33	.21		.21	.42	(.23)	—	(.23)	10.52	4.08		—	[11]	1.01		.93		1.25		1.94
10/31/2015[6,7]	10.00	.05		.28	.33	—	—	—	10.33	3.30	[8,10]	—	[11]	.12	[8,10]	.10	[8,10]	.43	[8,10]	.43	[8,10]
Class R-2E:
10/31/2018	11.61	.32		(.36)	(.04)	(.31)	(.03)	(.34)	11.23	(.34)[10]		—	[11]	.27	[10]	.19	[10]	.50	[10]	2.72	[10]
10/31/2017	10.55	.30		1.09	1.39	(.29)	(.04)	(.33)	11.61	13.35	[10]	—	[11]	.36	[10]	.15	[10]	.47	[10]	2.70	[10]
10/31/2016	10.33	.27		.20	.47	(.25)	—	(.25)	10.55	4.60	[10]	—	[11]	.49	[10]	.33	[10]	.65	[10]	2.62	[10]
10/31/2015[6,7]	10.00	.07		.26	.33	—	—	—	10.33	3.30	[8,10]	—	[11]	.07	[8,10]	.05	[8,10]	.38	[8,10]	.67	[8,10]
Class R-3:
10/31/2018	11.59	.28		(.38)	(.10)	(.26)	(.03)	(.29)	11.20	(.85)		1		.67		.67		.98		2.40
10/31/2017	10.54	.24		1.08	1.32	(.23)	(.04)	(.27)	11.59	12.69		—	[11]	.72		.71		1.03		2.16
10/31/2016	10.33	.25		.19	.44	(.23)	—	(.23)	10.54	4.35		—	[11]	.76		.67		.99		2.43
10/31/2015[6,7]	10.00	.07		.26	.33	—	—	—	10.33	3.30	[8,10]	—	[11]	.06	[8,10]	.04	[8,10]	.37	[8,10]	.67	[8,10]
Class R-4:
10/31/2018	11.60	.30		(.36)	(.06)	(.30)	(.03)	(.33)	11.21	(.55)		1		.32		.32		.63		2.59
10/31/2017	10.54	.28		1.09	1.37	(.27)	(.04)	(.31)	11.60	13.17		—	[11]	.37		.36		.68		2.49
10/31/2016	10.33	.30		.16	.46	(.25)	—	(.25)	10.54	4.52		—	[11]	.46		.39		.71		2.81
10/31/2015[6,7]	10.00	.07		.26	.33	—	—	—	10.33	3.30	[8,10]	—	[11]	.07	[8,10]	.04	[8,10]	.37	[8,10]	.67	[8,10]

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	31

Financial highlights (continued)

Enhanced Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-5E:
10/31/2018	$11.60	$.32	$(.36)	$(.04)	$(.31)	$(.03)	$(.34)	$11.22	(.33)%[10]		$—	[11]	.17%[10]		.15%[10]		.46%[10]		2.75%[10]
10/31/2017	10.54	.30	1.09	1.39	(.29)	(.04)	(.33)	11.60	13.40		—	[11]	.28		.14		.46		2.71
10/31/2016[6,15]	10.30	.28	.22	.50	(.26)	—	(.26)	10.54	4.93	[8]	—	[11]	.39	[13]	.27	[13]	.59	[13]	2.85	[13]
Class R-5:
10/31/2018	11.61	.33	(.36)	(.03)	(.32)	(.03)	(.35)	11.23	(.28)[10]		—	[11]	.27	[10]	.11	[10]	.42	[10]	2.79	[10]
10/31/2017	10.55	.29	1.09	1.38	(.28)	(.04)	(.32)	11.61	13.29		—	[11]	.41		.20		.52		2.65
10/31/2016	10.33	.27	.20	.47	(.25)	—	(.25)	10.55	4.59		—	[11]	.47		.34		.66		2.61
10/31/2015[6,7]	10.00	.07	.26	.33	—	—	—	10.33	3.30	[8]	—	[11]	.06	[8]	.04	[8]	.37	[8]	.67	[8]
Class R-6:
10/31/2018	11.61	.32	(.34)	(.02)	(.33)	(.03)	(.36)	11.23	(.24)		1		.09		.05		.36		2.73
10/31/2017	10.55	.26	1.14	1.40	(.30)	(.04)	(.34)	11.61	13.49		—	[11]	.08		.06		.38		2.24
10/31/2016	10.33	.26	.22	.48	(.26)	—	(.26)	10.55	4.70		—	[11]	.32		.20		.52		2.54
10/31/2015[6,7]	10.00	.07	.26	.33	—	—	—	10.33	3.30	[8]	—	[11]	.06	[8]	.04	[8]	.37	[8]	.67	[8]

32	American Funds Retirement Income Portfolio Series

	Year ended October 31			Period ended October 31
Portfolio turnover rate for all share classes	2018	2017	2016	2015[6,8,10]
Conservative Portfolio	3%	2%	—%[17]	—%[17]
Moderate Portfolio	1	3	— [17]	—	[17]
Enhanced Portfolio	2	1	3	—	[17]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services, reimbursed transfer agent services for certain share classes and reimbursed a portion of miscellaneous fees and expenses during the funds’ startup period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period August 28, 2015, commencement of operations, through October 31, 2015.
[8]	Not annualized.
[9]	Amount less than $.01.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class T shares began investment operations on April 7, 2017.
[13]	Annualized.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Class R-5E shares began investment operations on November 20, 2015.
[16]	Amount less than .01%.
[17]	Amount is either less than 1% or there is no turnover.

See notes to financial statements

American Funds Retirement Income Portfolio Series	33

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Retirement Income Portfolio Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Funds Retirement Income Portfolio Series comprising the American Funds Conservative Portfolio, American Funds Moderate Portfolio, and American Funds Enhanced Portfolio (the “Series”), including the investment portfolios, as of October 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Series as of October 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Series is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2018, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

December 7, 2018

We have served as the auditor of one or more American Funds investment companies since 1956.

34	American Funds Retirement Income Portfolio Series

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2018:

	Conservative	Moderate	Enhanced
	Portfolio	Portfolio	Portfolio
Long-term capital gains	$1,797,000	$2,748,000	$3,332,000
Foreign taxes (per share)	$0.0006	$0.0006	$0.0012
Foreign source income (per share)	$0.009	$0.009	$0.018
Qualified dividend income	$7,435,000	$13,540,000	$17,021,000
Corporate dividends received deduction	$4,147,000	$7,707,000	$9,474,000
U.S. government income that may be exempt from state taxation	$2,996,000	$3,103,000	$2,152,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2019, to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their tax advisors.

American Funds Retirement Income Portfolio Series	35

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2018, through October 31, 2018).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	American Funds Retirement Income Portfolio Series

Conservative Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2018	10/31/2018	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$992.26	$1.91	.38%	$3.36	.67%
Class A – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.41	.67
Class C – actual return	1,000.00	988.74	5.36	1.07	6.82	1.36
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	6.92	1.36
Class T – actual return	1,000.00	993.72	.40	.08	1.86	.37
Class T – assumed 5% return	1,000.00	1,024.80	.41	.08	1.89	.37
Class F-1 – actual return	1,000.00	992.14	1.96	.39	3.41	.68
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.47	.68
Class F-2 – actual return	1,000.00	993.44	.80	.16	2.26	.45
Class F-2 – assumed 5% return	1,000.00	1,024.40	.82	.16	2.29	.45
Class F-3 – actual return	1,000.00	993.88	.25	.05	1.71	.34
Class F-3 – assumed 5% return	1,000.00	1,024.95	.26	.05	1.73	.34
Class R-1 – actual return	1,000.00	988.74	5.66	1.13	7.12	1.42
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.22	1.42
Class R-2 – actual return	1,000.00	990.19	4.46	.89	5.92	1.18
Class R-2 – assumed 5% return	1,000.00	1,020.72	4.53	.89	6.01	1.18
Class R-2E – actual return	1,000.00	992.23	2.06	.41	3.52	.70
Class R-2E – assumed 5% return	1,000.00	1,023.14	2.09	.41	3.57	.70
Class R-3 – actual return	1,000.00	990.87	3.41	.68	4.87	.97
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	4.94	.97
Class R-4 – actual return	1,000.00	991.73	2.46	.49	3.92	.78
Class R-4 – assumed 5% return	1,000.00	1,022.74	2.50	.49	3.97	.78
Class R-5E – actual return	1,000.00	993.16	.95	.19	2.41	.48
Class R-5E – assumed 5% return	1,000.00	1,024.25	.97	.19	2.45	.48
Class R-5 – actual return	1,000.00	993.42	.85	.17	2.31	.46
Class R-5 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.35	.46
Class R-6 – actual return	1,000.00	993.85	.25	.05	1.71	.34
Class R-6 – assumed 5% return	1,000.00	1,024.95	.26	.05	1.73	.34

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	37

Moderate Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2018	10/31/2018	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$990.55	$1.91	.38%	$3.36	.67%
Class A – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.41	.67
Class C – actual return	1,000.00	987.96	5.31	1.06	6.76	1.35
Class C – assumed 5% return	1,000.00	1,019.86	5.40	1.06	6.87	1.35
Class T – actual return	1,000.00	991.96	.35	.07	1.81	.36
Class T – assumed 5% return	1,000.00	1,024.85	.36	.07	1.84	.36
Class F-1 – actual return	1,000.00	990.34	1.91	.38	3.36	.67
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.41	.67
Class F-2 – actual return	1,000.00	991.70	.70	.14	2.16	.43
Class F-2 – assumed 5% return	1,000.00	1,024.50	.71	.14	2.19	.43
Class F-3 – actual return	1,000.00	993.03	.20	.04	1.66	.33
Class F-3 – assumed 5% return	1,000.00	1,025.00	.20	.04	1.68	.33
Class R-1 – actual return	1,000.00	987.62	5.16	1.03	6.61	1.32
Class R-1 – assumed 5% return	1,000.00	1,020.01	5.24	1.03	6.72	1.32
Class R-2 – actual return	1,000.00	987.49	4.61	.92	6.06	1.21
Class R-2 – assumed 5% return	1,000.00	1,020.57	4.69	.92	6.16	1.21
Class R-2E – actual return	1,000.00	991.01	1.25	.25	2.71	.54
Class R-2E – assumed 5% return	1,000.00	1,023.95	1.28	.25	2.75	.54
Class R-3 – actual return	1,000.00	989.46	3.16	.63	4.61	.92
Class R-3 – assumed 5% return	1,000.00	1,022.03	3.21	.63	4.69	.92
Class R-4 – actual return	1,000.00	990.69	1.81	.36	3.26	.65
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.31	.65
Class R-5E – actual return	1,000.00	991.56	.75	.15	2.21	.44
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.24	.44
Class R-5 – actual return	1,000.00	991.84	.55	.11	2.01	.40
Class R-5 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.04	.40
Class R-6 – actual return	1,000.00	992.94	.25	.05	1.71	.34
Class R-6 – assumed 5% return	1,000.00	1,024.95	.26	.05	1.73	.34

38	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2018	10/31/2018	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$986.94	$1.80	.36%	$3.36	.67%
Class A – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.41	.67
Class C – actual return	1,000.00	983.44	5.30	1.06	6.85	1.37
Class C – assumed 5% return	1,000.00	1,019.86	5.40	1.06	6.97	1.37
Class T – actual return	1,000.00	988.33	.35	.07	1.90	.38
Class T – assumed 5% return	1,000.00	1,024.85	.36	.07	1.94	.38
Class F-1 – actual return	1,000.00	986.79	1.95	.39	3.51	.70
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.57	.70
Class F-2 – actual return	1,000.00	987.18	.80	.16	2.35	.47
Class F-2 – assumed 5% return	1,000.00	1,024.40	.82	.16	2.40	.47
Class F-3 – actual return	1,000.00	987.63	.20	.04	1.75	.35
Class F-3 – assumed 5% return	1,000.00	1,025.00	.20	.04	1.79	.35
Class R-1 – actual return	1,000.00	983.15	4.90	.98	6.45	1.29
Class R-1 – assumed 5% return	1,000.00	1,020.27	4.99	.98	6.56	1.29
Class R-2 – actual return	1,000.00	984.30	4.25	.85	5.80	1.16
Class R-2 – assumed 5% return	1,000.00	1,020.92	4.33	.85	5.90	1.16
Class R-2E – actual return	1,000.00	987.50	1.10	.22	2.66	.53
Class R-2E – assumed 5% return	1,000.00	1,024.10	1.12	.22	2.70	.53
Class R-3 – actual return	1,000.00	985.08	3.30	.66	4.85	.97
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	4.94	.97
Class R-4 – actual return	1,000.00	986.57	1.50	.30	3.05	.61
Class R-4 – assumed 5% return	1,000.00	1,023.69	1.53	.30	3.11	.61
Class R-5E – actual return	1,000.00	987.95	.75	.15	2.30	.46
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.35	.46
Class R-5 – actual return	1,000.00	988.08	.75	.15	2.31	.46
Class R-5 – assumed 5% return	1,000.00	1,024.45	.77	.15	2.35	.46
Class R-6 – actual return	1,000.00	988.36	.25	.05	1.80	.36
Class R-6 – assumed 5% return	1,000.00	1,024.95	.26	.05	1.84	.36

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Retirement Income Portfolio Series	39

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40	American Funds Retirement Income Portfolio Series

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American Funds Retirement Income Portfolio Series	41

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2015	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation
James G. Ellis, 1947	2015	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation
Nariman Farvardin, PhD, 1956	2018	President, Stevens Institute of Technology	78	None
Leonard R. Fuller, 1946	2015	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	78	None
R. Clark Hooper, 1946	2015	Private investor	81	None
Merit E. Janow, 1958	2015	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; Trimble Inc.
Laurel B. Mitchell, PhD, 1955	2015	Chair, California Jump$tart Coalition for Personal Financial Literacy; part-time faculty, Pomona College; Professor Emerita, University of Redlands; former Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	78	None
Frank M. Sanchez, 1943	2015	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2015	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	68	None

Leonard R. Fuller and Frank M. Sanchez, founding trustees of the series, will retire from the board on December 31, 2018. The trustees thank Mr. Fuller and Mr. Sanchez for their dedication and service to the series and its shareholders.

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965 Senior Vice President	2015	Chairman, Capital Research Company;[6] Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	18	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

42	American Funds Retirement Income Portfolio Series

Other officers5

	Year first
	elected
Name, year of birth and position	an officer	Principal occupation(s) during past five years and positions held with affiliated entities
with series	of the series[2]	or the principal underwriter of the series
Andrew B. Suzman, 1967 President	2015	Partner — Capital World Investors, Capital Research and Management Company
Walter R. Burkley, 1966 Executive Vice President	2015	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]
Alan N. Berro, 1960 Senior Vice President	2015	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Joanna F. Jonsson, 1963 Senior Vice President	2015

Partner — Capital World Investors, Capital Research and Management Company;

Director, Capital Research and Management Company;

Partner — Capital World Investors, Capital Bank and Trust Company[6];

Director, The Capital Group Companies, Inc.[6]

James B. Lovelace, 1956 Senior Vice President	2015	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Wesley Phoa, 1966 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
John H. Smet, 1956 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Maria Manotok, 1974 Vice President	2015	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Guardian Trust Company[6]
Steven I. Koszalka, 1964 Secretary	2015	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2015	Associate — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Retirement Income Portfolio Series	43

Board of trustees and other officers (continued)

Results of special meeting of shareholders

held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)

187,180,853

Total shares voting on November 28, 2018

167,771,855 (89.6% of shares outstanding)

The Proposal: To elect board members:

		Percent		Percent
		of shares	Votes	of shares
	Votes for	voting for	withheld	withheld
William H. Baribault	165,912,297	98.9%	1,859,558	1.1%
James G. Ellis	165,861,979	98.9	1,909,876	1.1
Nariman Farvardin	164,180,642	97.9	3,591,213	2.1
Michael C. Gitlin	166,197,336	99.1	1,574,519	0.9
Mary Davis Holt	166,361,539	99.2	1,410,316	0.8
R. Clark Hooper	165,889,718	98.9	1,882,137	1.1
Merit E. Janow	164,409,726	98.0	3,362,129	2.0
Laurel B. Mitchell	166,917,699	99.5	854,157	0.5
Margaret Spellings	166,933,717	99.5	838,138	0.5
Alexandra Trower	166,174,034	99.1	1,597,821	0.9
Bradley J. Vogt	166,178,657	99.1	1,593,198	0.9

44	American Funds Retirement Income Portfolio Series

Office of the series

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“Proxy Voting Guidelines for American Funds Retirement Income Portfolio Series”— which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Retirement Income Portfolio Series portfolios.

American Funds Retirement Income Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Retirement Income Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

The Capital Advantage®

Since 1931, American Funds by Capital Group has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:

2017	$28,000
2018	None

b) Audit-Related Fees:
2017	None
2018	None

c) Tax Fees:
2017	$7,000
2018	$11,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2017	None
2018	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2017	$1,194,000
2018	$1,325,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2017	None
2018	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2017	None
2018	$80,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,389,000 for fiscal year 2017 and $1,418,000 for fiscal year 2018. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the American Funds Retirement Income Portfolio Series’ investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Retirement Income Portfolio Series’ internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS RETIREMENT INCOME PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2018